Cover	Mar. 14, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 14, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41070
Entity Registrant Name	GRAPHJET TECHNOLOGY
Entity Central Index Key	0001879373
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit No. L4-E-8, Enterprise 4
Entity Address, Address Line Two	Technology Park Malaysia
Entity Address, Address Line Three	Bukut Jalil
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	5700
City Area Code	018
Local Phone Number	272 7799
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A ordinary shares, par value $0.001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.001 per share
Trading Symbol	GTI
Security Exchange Name	NASDAQ
Redeemable warrants each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	GTIWW